PROVISIONS - Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current provisions [abstract]
Current moratorium provision	$ 4,570	$ 9,085
Current close down and restoration provision	211	978
Current other provisions	7	1,250
Current provisions	4,788	11,313
Non-current provisions [abstract]
Non-current moratorium provision	14,487	36,952
Non-current close down and restoration provision	61,961	57,352
Non-current provisions	$ 76,448	$ 94,304